UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21752
                                                     ---------

                            Mezzacappa Partners, LLC
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               (Exact name of registrant as specified in charter)

                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
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               (Address of principal executive offices) (Zip code)

                              Christopher S. Nagle
                          c/o Mezzacappa Investors, LLC
                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 332-2000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

MEZZACAPPA PARTNERS, LLC
Schedule of Investments (unaudited)
June 30, 2007
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INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS IN PORTFOLIO FUNDS

[PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Macro                 14.21%
Event Driven          16.12%
Long/Short Equity     69.67%

                                                                                                          % OF
                                                                                                         MEMBERS'
PORTFOLIO FUNDS                                                   COST               VALUE               CAPITAL*      LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus European, L.P.                                          $ 1,950,000        $ 2,968,814              5.41%      Annually
Barrington Companies Equity Partners, L.P.                        2,875,000          3,644,029              6.65%      Quarterly
Diamond Hill Investment Partners II, L.P.                           950,000            930,568              1.70%      Monthly
ECF Value Fund II, L.P.                                           2,150,000          2,718,117              4.96%      Quarterly
Eminence Partners, L.P.                                           2,850,000          3,651,819              6.66%      Semi-annually
Global Undervalued Securities Fund (QP), L.P.                     3,650,000          4,331,600              7.90%      Quarterly
Harbor International Fund                                         2,168,971          2,791,168              5.09%      Daily
Kinetics Paradigm Fund                                              504,250            624,456              1.14%      Daily
Prism Partners QP, L.P.                                           2,300,000          2,746,701              5.01%      Monthly
Seminole Capital Partners, L.P.                                   2,740,000          3,514,466              6.41%      Quarterly
SR Global Fund, L.P.                                              2,200,000          2,872,342              5.24%      Monthly
SR Phoenicia, L.P.                                                1,900,000          2,745,249              5.01%      Quarterly
Third Avenue International Value Fund                             1,804,630          2,063,308              3.76%      Daily
Tontine Capital Partners, L.P.                                    1,200,000          1,405,021              2.56%      Triennially
                                                                -----------        -----------            -------
    TOTAL LONG/SHORT EQUITY                                      29,242,851         37,007,658             67.50%
                                                                -----------        -----------            -------

EVENT DRIVEN:
Contrarian Capital Fund I, L.P.                                   2,041,433          2,340,078              4.27%      Annually
Schroder Credit Renaissance Fund, L.P.                            1,100,000          1,307,768              2.38%      Quarterly
Spinnaker Global Opportunity Fund, Ltd.                           1,250,000          1,837,917              3.35%      Annually
Spinnaker Global Strategic Fund, Ltd.                               500,000            592,100              1.08%      Triennially
Strategic Value Restructuring Fund, L.P.                          2,250,000          2,486,680              4.54%      Quarterly
                                                                -----------        -----------            -------
    TOTAL EVENT DRIVEN                                            7,141,433          8,564,543             15.62%
                                                                -----------        -----------            -------

MEZZACAPPA PARTNERS, LLC
Schedule of Investments (unaudited) (continued)
June 30, 2007

                                                                                                          % OF
                                                                                                         MEMBERS'
PORTFOLIO FUNDS                                                   COST               VALUE               CAPITAL*      LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
MACRO:
Blenheim Fund, L.P.                                             $ 1,350,000        $ 1,686,437              3.08%      Monthly
Drawbridge Global Macro Fund, L.P.                                1,450,000          1,623,935              2.96%      Quarterly
NWI Explorer Global Macro Fund, L.P.                              1,926,059          2,031,959              3.71%      Quarterly
Wexford Spectrum Fund I, L.P.                                     1,500,000          2,207,011              4.02%      Quarterly
                                                                -----------        -----------            -------
    TOTAL MACRO                                                   6,226,059          7,549,342             13.77%
                                                                -----------        -----------            -------
TOTAL PORTFOLIO FUNDS                                           $42,610,343        $53,121,543             96.89%
                                                                ===========        ===========            =======


*   Percentages are based on Members' Capital as of June 30, 2007.

** Investments are issued in private placement transactions and as such are restricted as to resale. Available frequency of redemptions after expiration of lock-up provisions, where applicable, which range from zero to three years.

The aggregate cost of investments in Portfolio Funds for federal income tax purposes was $42,610,343. Net unrealized appreciation on investments for tax purposes was $10,511,200 consisting of $10,530,632 of gross unrealized appreciation and $19,432 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.89% of Members' Capital, have been fair valued.


ITEM 2. CONTROLS AND PROCEDURES.

       (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

       (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mezzacappa Partners, LLC
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By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date: August 27, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date: August 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Christopher Nagle
                         -------------------------------------------------------
                           Christopher Nagle, Secretary/Treasurer
                           (principal financial officer)

Date: August 27, 2007
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 * Print the name and title of each signing officer under his or her signature.